Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan shares	Dec. 31, 2024 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	80-0873306
Plan number	001
Notes receivable from participants, number of loans | loan	1,113
Notes receivable from participants, cost	$ 0
Notes receivable from participants, current value after deemed distributions	8,276,307
Asset held for investment, cost	985,677,606
Asset held for investment, current value	1,061,273,687
Notes receivable from participants, deemed distribution	$ 114,144	$ 75,623
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	10.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	5.25%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 74,466,297
Current value	75,177,993
Common/collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	885,584,070
Current value	$ 946,506,097
Investment, Identifier [Axis]: Common stock, Genworth Financial, Inc.| Genworth Financial, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	976,323
Cost	$ 4,374,856
Current value	$ 8,816,197
Investment, Identifier [Axis]: Common/collective trust funds| Acadian Asset Management| Acadian All Country World Ex-US Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,940,363
Cost	$ 33,786,054
Current value	$ 34,926,543
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Fund Advisors| BlackRock EAFE Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,711,859
Cost	$ 22,425,176
Current value	$ 24,618,188
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Fund Advisors| BlackRock Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,330,952
Cost	$ 20,330,952
Current value	$ 20,330,952
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock Equity Index
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,215,288
Cost	$ 254,075,668
Current value	$ 274,833,431
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,497,754
Cost	$ 111,300,867
Current value	$ 118,241,219
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,177,744
Cost	$ 38,092,045
Current value	$ 40,750,649
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,317,124
Cost	$ 85,622,902
Current value	$ 92,358,096
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,474,729
Cost	$ 18,574,763
Current value	$ 20,108,029
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,388,138
Cost	$ 60,467,240
Current value	$ 66,093,496
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	650,617
Cost	$ 8,910,118
Current value	$ 9,710,302
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	663,837
Cost	$ 13,369,684
Current value	$ 14,602,681
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	229,840
Cost	$ 3,017,232
Current value	$ 3,278,601
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	67,704
Cost	$ 778,667
Current value	$ 815,429
Investment, Identifier [Axis]: Common/collective trust funds| BlackRock Institutional Trust Company NA| BlackRock LifePath Index Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,710,723
Cost	$ 131,023,764
Current value	$ 138,309,369
Investment, Identifier [Axis]: Common/collective trust funds| State Street Global Advisors| State Street Russell Small/Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,769,692
Cost	$ 53,993,154
Current value	$ 57,487,733
Investment, Identifier [Axis]: Common/collective trust funds| State Street Global Advisors| State Street US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	725,134
Cost	$ 8,142,454
Current value	$ 8,368,049
Investment, Identifier [Axis]: Common/collective trust funds| T. Rowe Price Associates, Inc.| T. Rowe Price Stable Value Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	21,673,330
Cost	$ 21,673,330
Current value	$ 21,673,330
Investment, Identifier [Axis]: Group variable annuity| Genworth Life and Annuity Insurance Company| ClearCourse Group Variable Annuity
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	685,249
Cost	$ 20,978,367
Current value	$ 22,223,077
Investment, Identifier [Axis]: Mutual funds| Capital Research and Management Company| American Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,182,811
Cost	$ 44,007,999
Current value	$ 44,367,227
Investment, Identifier [Axis]: Mutual funds| Dodge & Cox| Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,395,860
Cost	$ 30,458,298
Current value	30,810,766
Investment, Identifier [Axis]: Short-term investments| Fidelity Asset Management| Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	274,016
Current value	$ 274,016